FAIR VALUE MEASUREMENTS (Schedule of Assets and Liabilities Measured on the Company's Consolidated Balance Sheet at Fair Value on a Recurring Basis Subsequent to Initial Recognition) (Details) - USD ($)
	Dec. 31, 2016	Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Line Items]
Warrant liability		$ (577,500)
Recurring basis [Member] | Cross currency forward exchange contracts [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative assets		56,253
Recurring basis [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cross currency forward exchange contracts [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative assets
Derivative liabilities
Warrant liability
Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Warrant liability		(577,500)
Recurring basis [Member] | Significant Other Observable Inputs (Level 2) [Member] | Cross currency forward exchange contracts [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative assets	2,715,736
Derivative liabilities		(29,519)
Warrant liability		(577,500)
Recurring basis [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cross currency forward exchange contracts [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative assets
Derivative liabilities
Warrant liability
Recurring basis [Member] | Total Fair Value and Carrying Value on the Balance Sheet [Member] | Cross currency forward exchange contracts [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Derivative assets	2,715,736	56,253
Derivative liabilities		(29,519)
Warrant liability		$ (577,500)